Equity	12 Months Ended
Dec. 31, 2025
Equity.
Equity

25.Equity

Share capital

As at 31 December 2025, share capital represents 2,200,000,000 (31 December 2024: 2,200,000,000) authorized, issued and fully paid shares with a par value of TL 1 each. In this respect, share capital presented in the consolidated financial statements refers to nominal amount of registered share capital.

Each holder of shares is entitled to receive dividends as declared and their vote entitlements are determined as explained in Note 1.

Companies with their shareholding percentage are as follows:

	31 December 2025		31 December 2024
	(%)	TL	(%)	TL
Public Share (*)	53.95	1,187,004	53.95	1,187,004
TVF BTIH	26.20	576,400	26.20	576,400
IMTIS Holdings	19.80	435,600	19.80	435,600
Other	0.05	996	0.05	996
Total		2,200,000		2,200,000

Inflation adjustment to share capital		58,906,064		58,906,064
Inflation adjusted capital		61,106,064		61,106,064
(*)	Public shares also include the shares repurchased by the Company. As of 31 December 2025, the total number of treasury shares amounts to 23,557.

25.Equity (continued)

Legal reserves

The legal reserves consist of first and second reserves, appropriated in accordance with the Turkish Commercial Code (“TCC”).

The TCC stipulates that the first legal reserve is appropriated out of statutory profits at the rate of 5% per annum, until the total reserve reaches 20% of a company’s paid-in share capital. The second legal reserve is appropriated at the rate of 10% per annum of all cash dividends in excess of 5% of the paid-in share capital. Under the TCC, the legal reserves can only be used to offset losses and are not available for any other usage unless they exceed 50% of paid-in share capital.

Treasury shares

In 2025, in accordance with the Board of Directors’ share buy-back decisions on 27 July 2016 and 30 January 2017, the Company purchased a total of 2,662,240 shares at a price level of between TRY 87.99 and TRY 95.58 (In 2024 the Company purchased a total of 3,001,398 shares at a price level of between TRY98.05 and TRY 99.87). Treasury shares are recognized by deducting from equity. The amounts are historical amounts that have not been indexed for the purpose of this disclosure.

Dividends

Turkcell:

At the general assembly held on 15 May 2025, it was decided that a portion of the Company’s distributable profit for the period ending 31 December 2025, amounting to a gross nominal 8,000,000 TL, would be distributed to shareholders in cash as a gross 3.6363 TL per share with a nominal value of 1 TL, on 20 June 2025 and 26 December 2025. The amount was paid to the shareholders on the relevant date. The total dividend, calculated based on purchasing power parity as of 31 December 2025, is 8,985,749 TL.